Accounts payable and accrued liabilities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Accounts Payable and Accrued Liabilities
	October 31, 2024	July 31, 2024
Accounts payable	$6,297,712	$5,661,681
Accrued liabilities	2,011,741	813,284
Income taxes payable	99,256	101,009
	$8,408,709	$6,575,974

	July 31, 2024	July 31, 2023
Accounts payable	$5,661,681	$490,287
Accrued liabilities	813,284	418,365
Income taxes payable	101,009	-
	$6,575,974	$908,652